Consolidated statements of financial position - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 578.3	$ 596.9
Accounts receivable	1.5	4.1
Other receivables	7.8	1.0
Prepayment and deposits	85.8	8.5
Inventories	7.5	1.3
Current assets	680.9	611.8
Non-current assets
Plant and equipment	147.7	26.4
Right-of-use assets	50.1	27.0
Other assets	3.6	0.0
Non-current assets	201.4	53.4
Total assets	882.3	665.2
Current liabilities
Accounts payable and accrued liabilities	47.5	18.7
Current lease liabilities	5.2	2.9
Current liabilities	52.7	21.6
Non-current liabilities
Lease liabilities	46.6	26.5
Convertible debt	288.5	100.9
Warrants	0.0	82.1
Restoration provisions	0.4	0.4
Non-current liabilities	335.5	209.9
Total liabilities	388.2	231.5
Equity
Share capital	771.8	672.1
Other reserves	17.1	3.0
Accumulated deficit	(294.7)	(241.1)
Accumulated other comprehensive loss	(0.3)	(0.3)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	493.9	433.7
Non-controlling interest	0.2	0.0
Total equity	494.1	433.7
Total liabilities and equity	$ 882.3	$ 665.2